long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,750
Current portion of non-current borrowings	2,541		2,927
Long-term debt	25,037		20,852
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,000
Long-term debt	$ 1,458	$ 1.1	$ 1,900	$ 1.5
Effective average interest rate	4.70%	4.70%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 1.5
TELUS Corporation credit facilities
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750
Current portion of non-current borrowings	$ 0